Stock-Based Compensation (Narrative) (Details) - May. 31, 2015	Stock_Option_Plan shares
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Number of active stock option and stock grant plans (plans) | Stock_Option_Plan	2
Number of stock plans that no longer issue shares (plans) | Stock_Option_Plan	4
Maximum terms of awards (years)	10 years
Vesting period (years)	4 years
2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	25,100,000.0
RARE Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	3,900,000.0
Director Stock Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	375,000.000
Director Compensation Program
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	100,000.0
Share-based compensation arrangement by share-based payment award, portion paid in RSUs (percent)	75.00%
Share-based compensation arrangement by share-based payment award, portion paid in common stock (percent)	25.00%
1995 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	33,300,000.0
2000 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Shares available for issuance (shares)	5,400,000.0
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | 2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Vesting percentage (percentage)	0.00%
Minimum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	3 years
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | 2002 Plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years
Vesting percentage (percentage)	150.00%
Maximum | Restricted stock/restricted stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	5 years